S000059077 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	87 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	0.99%
Performance Inception Date			Sep. 29, 2017
Bloomberg MSCI U.S. Aggregate ESG Select Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.24%	(0.30%)	0.99%
Performance Inception Date			Sep. 29, 2017
Nuveen ESG U.S. Aggregate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	1.30%	(0.50%)	0.78%
Performance Inception Date			Sep. 29, 2017
Nuveen ESG U.S. Aggregate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.13%)	(1.59%)	(0.33%)
Performance Inception Date			Sep. 29, 2017
Nuveen ESG U.S. Aggregate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.77%	(0.82%)	0.14%
Performance Inception Date			Sep. 29, 2017